Property, plant and equipment	6 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

(in thousands of USD)	Vessels	Vessels under construction	Other tangible assets	Total PPE

At January 1, 2018
Cost	3,595,692	63,668	3,545	3,662,905
Depreciation & impairment losses	(1,324,192)		(1,882)	(1,326,074)
Net carrying amount	2,271,500	63,668	1,663	2,336,831

Acquisitions	42,055	105,371	272	147,698
Acquisitions through business combinations (Note 22)	1,710,250	—	345	1,710,595
Disposals and cancellations (Note 22)	(434,000)	—	—	(434,000)
Depreciation charges	(112,666)	—	(260)	(112,926)
Transfer to assets held for sale (Note 8)	(1,319)	—	—	(1,319)
Transfers	129,791	(129,791)	—	—
Translation differences	—	—	(8)	(8)
Balance at June 30, 2018	3,605,611	39,248	2,012	3,646,871

At June 30, 2018
Cost	4,898,292	39,248	4,113	4,941,653
Depreciation & impairment losses	(1,292,681)	—	(2,101)	(1,294,782)
Net carrying amount	3,605,611	39,248	2,012	3,646,871

On March 26, 2018, and April 25, 2018, Euronav took delivery of the Suezmaxes Cap Quebec (2018 – 156,600 dwt) and Cap Pembroke (2018 – 156,600 dwt) respectively.

On June 29, 2018, Euronav took delivery of the ULCC Oceania (2003 - 441,561 dwt) (Note 6).

In 2018, the Finesse, Nautic, Noble, Hojo, and Cap Felix have been dry-docked. The cost of planned repairs and maintenance is capitalized and included under the heading Acquisitions.

Disposal of assets – Gains/losses

(in thousands of USD)	Acquisitions	Sale price	Book Value	Gain	Deferred Gain	Loss
TI Topaz - Sale	—	20,790	41,817	—	—	(21,027)
Other	—	28	8	20	—	—
At June 30, 2017		20,818	41,825	20	—	(21,027)

	Acquisitions	Sale price	Book Value	Gain	Deferred Gain	Loss
Cap Jean - Sale	—	10,175	—	10,175	—	—
At June 30, 2018		10,175	—	10,175	—	—

On May 8, 2018, the Group sold the Suezmax Cap Jean (1998 – 146,643 dwt) for a net sale price of USD 10.2 million. The capital gain on that sale of USD 10.2 million was recorded upon delivery of the vessel to its new owner in the second quarter of 2018.
Impairment
Tankers
Euronav defines its cash generating unit as a single vessel, unless such vessel is operated in a pool, in which case such vessel, together with the other vessels in the pool, are collectively treated as a cash generating unit.
The Group has performed an impairment test for tankers whereby the carrying amount of an asset or CGU is compared to its recoverable amount, which is the greater of its value in use and its fair value less cost to sell. In assessing value in use, the following assumptions were used:

–	15-year historical average of normalized (adjusted for the highest 5% and lowest 5%) quarterly charter rates (spot time charter rates) used as forecast charter rates for the unfixed days

–	Weighted Average Cost of Capital ('WACC') of 7.65% (2017: 9.70%)

–	20 year useful life with residual value equal to zero

Although management believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are subject to judgment.
In view of the fact that the headroom before taking an impairment had significantly decreased since the last reporting period, Management has revisited every assumption to assess the value in use in order to arrive to a greater level of precision.

In particular management has reassessed the source of 3 assumptions to calculate the value in use:

1)Time charter contract rates
For the Vessels under time charter contract with a remaining duration of more than one year, the rates of the contract will be used for the remaining duration of the contract. For the remaining life of the vessel after the contract maturity, the same forecasted rates will be used as the rates used when vessels are operated on the spot market. As of June 30, 2018, the Company has 2 long-term time charter contracts.

2)Rates used in assessing the value in use for the spot vessel
The rates will no longer be estimated based on the 10-year historical average rates calculated as of the reporting date. In the last 5 years, the standard deviation of the average had increased year-on-year to a point where management felt this average was no longer appropriate to calculate the estimated rate for the forecast. Instead, Management believes that the 15-year historical average of normalized (adjusted for the highest 5% and lowest 5%) quarterly charter rates (spot time charter rates) is much more reliable to be used as forecast charter rates as the standard deviation of this average is much lower and much more stable when looking at the last 5 years.

3)WACC
The calculation of our WACC is based on our cost of debt (calculated internally), our market leverage and our cost of equity taken from the largest provider of financial data. However, when using a similar method as previous years, our WACC increased by 226 bps compared to 2017. Management performed an analysis of how the cost of equity was computed by the financial data provider. Management believes that the country risk premium used is not appropriate because Euronav is an international company that does not perform services in its country of incorporation and does most of its business in USD as opposed to EUR which is the currency of its domicile. When taking a country risk premium commonly used within the sector and by our competitors, the cost of equity and therefore the WACC have been recomputed to give a WACC of 7.65%.

Sensitivity

Rates used for forecast
Recognizing that the transportation of crude oil and petroleum products is cyclical and subject to significant volatility based on factors beyond Euronav's control, Euronav believes the use of estimates based on normalized 15-year historical average rates calculated as of the reporting date to be reasonable.
When using 10-year historical charter rates in this impairment analysis, the impairment analysis indicates that an impairment of USD 0.5 million is required for the tanker fleet (2017: no impairment required).
When using 5-year historical charter rates in this impairment analysis, the impairment analysis indicates that no impairment would be required for the tanker fleet (2017: USD 5.7 million) and when using 1-year historical charter rates in this impairment analysis, the impairment analysis indicates that an impairment of USD 219.1 million is required for the tanker fleet (2017: USD 427.3 million).
WACC
Even an increase of the WACC of 300bps to 10.65% in isolation, the analysis would indicate no impairment would be required as at June 30, 2018.

FSO
In the context of the valuation of the Group's investments in the respective joint ventures, the Group also performed an impairment test on the FSO vessels owned by TI Asia Ltd. and TI Africa Ltd. For FSOs the impairment assessment has been based on a value in use calculation to estimate the recoverable amount from the vessel. This method is chosen as there is no efficient market for transactions of FSO vessels as each vessel is often purposely built for specific circumstances. In assessing value in use, the following assumptions were used:

–	Weighted Average Cost of Capital ('WACC') of 7.65% (2017: 9.70%)

–	25 year useful life with residual value equal to zero
This assessment did not result in a requirement to record an impairment loss as at June 30, 2018. Even with an increase of the WACC of 300bps, there was no need to record an impairment loss as at June 30, 2018. The value in use calculation for FSOs is based on the remaining useful life of the vessels as of the reporting date, and is based on fixed daily rates per the contract as well as management's best estimate of daily rates for periods after the expiration of the contract.
The FSO Asia and the FSO Africa are on a timecharter contract to North Oil Company until July 22, 2022 and September 22, 2022, respectively.

Security
All tankers financed with bank loans are subject to a mortgage to secure bank loans.

Vessels on order or under construction
The group has 2 vessels under construction as at June 30, 2018 for an aggregate amount of USD 39.2 million. The amounts presented within "Vessels under construction" relate to two Ice Class Suezmax vessels from Hyundai Heavy Industries which will be delivered in the second half of 2018.

Capital commitment
As at June 30, 2018 the Group's total capital commitments amount to USD 86.6 million (2017: USD 185.9 million). These can be detailed as follows:

(in thousands of USD)	As at December 31, 2017 payments scheduled for
	TOTAL	2018	2019	2020
Commitments in respect of VLCCs	—	—	—	—
Commitments in respect of Suezmaxes	185,922	185,922	—	—
Commitments in respect of FSOs	—	—	—	—
Total	185,922	185,922	—	—

	As at June 30, 2018 payments scheduled for
	TOTAL	2018	2019	2020
Commitments in respect of VLCCs	—	—	—	—
Commitments in respect of Suezmaxes	86,600	86,600	—	—
Commitments in respect of FSOs	—	—	—	—
Total	86,600	86,600	—	—